Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Expenses, Other Segment Items, and Segment Operating Loss

The following table presents segment expenses, other segment items, and segment operating loss for the period:

	For the Three Months Ended
	March 31,
	2026	2025
Revenue	$294,014	$325,092
Less: Segment Expenses
Costs of revenue	525,816	313,382
Selling, general and administrative expenses	4,015,219	1,007,430
Other segment items(1)	1,700,159	974,041
Other income (2)	(3,127,957)	(808,513)
Segment expenses	3,113,237	1,486,340
Segment loss from operations	$(2,819,223)	$(1,161,248)

(1)	Other segment items for the reportable segment include share-based compensation and other expenses.
(2)	Other income includes foreign currency transaction gains and losses.

The following table presents segment expenses, other segment items, and segment operating loss for the period:

	For the Years Ended
	December 31,
	2025	2024
Revenue	$1,566,631	$438,292
Less: Segment Expenses
Costs of revenue	1,465,824	719,993
Selling, general and administrative expenses	12,116,600	2,368,745
Other segment items(1)	2,785,951	2,300,861
Loss (gain) on sale/ exchange of equipment	(1,015,803)	(921,322)
Segment expenses	15,352,572	4,468,277
Segment loss from operations	$(13,785,941)	$(4,029,985)

(1)	Other segment items for the reportable segment include share-based compensation and other expenses.